Revenue Recognition - Summary of Disaggregates its Revenues From Contracts with Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2023	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 713,800	$ 691,600	$ 2,125,800	$ 2,106,300				$ 2,986,400	$ 3,083,800		$ 2,716,300
Entertainment One Film And Television Business [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					$ 419,325	$ 419,325	$ 518,174			$ 827,811		$ 921,043
Home Video, Digital and Theatrical | Entertainment One Film And Television Business [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					18,873		19,766			31,803		46,714
Broadcast and Licensing | Entertainment One Film And Television Business [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					138,208		129,528			242,526		266,965
Production and Other | Entertainment One Film And Television Business [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					$ 262,244		$ 368,880			$ 553,482		$ 607,364